Provisions - Amounts recognized (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	$ 157	$ 146	$ 201
Defined benefit plans
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	157	146	201
Interest cost (net)	359	332	317
Other	129	51	(186)
Total defined benefit expenses recognized in the consolidated income statements	$ 645	$ 529	$ 332